UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Western Asset

Money Market Fund

Western Asset

Government Money Market Fund

INVESTMENT PRODUCTS • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset Money Market Fund

Western Asset Government Money Market Fund

Semi-Annual Report  •  June 30, 2007

What’s

Inside

Funds’ Objective

Each Fund seeks maximum current income and preservation of capital.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters….Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated….In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th versus 4.58% when the quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26%

Legg Mason Partners Money Market Trust          I

on June 12th—their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% when the quarter began. Yields then trended somewhat lower during the last two weeks of the quarter, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively.

The yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions who have suddenly found attracting funding to be much more costly. Certain sectors of the U.S. money markets, such as asset-backed commercial paper, have come under increased scrutiny recently because the underlying assets for many programs are mortgage-backed securities.

We want to let you know that the current market challenges have not affected the Funds’ $1.00 share price. Additionally, we believe that the current situation should not affect the Funds’ $1.00 share price, going forward. Over time, we also believe that the Funds’ returns should remain competitive.

Performance Review

As of June 30, 2007, the seven-day current yield for Class A shares of Western Asset Money Market Fund was 4.87% and its seven-day effective yield, which reflects compounding, was 4.98%.1 As of June 30, 2007, the seven-day current yield for Class A shares of Western Asset Government Money Market Fund was 4.72% and its seven-day effective yield, which reflects compounding, was 4.83%.1

II         Legg Mason Partners Money Market Trust

Legg Mason Partners Money Market Trust Yields as of June 30, 2007 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Money Market Fund

Class A Shares	4.87%	4.98%

Class B Shares	4.41%	4.50%

Class C Shares	4.42%	4.51%

Class I Shares	5.00%	5.12%

Government Money Market Fund

Class A Shares	4.72%	4.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end for Western Asset Money Market Fund, please visit our website at www.leggmason.com/InvestorServices.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds,

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust         III

and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Prior to April 16, 2007, Western Asset Money Market Fund was known as Smith Barney Money Funds, Inc.—Cash Portfolio and Western Asset Government Money Market Fund was known as Smith Barney Money Funds, Inc.—Government Portfolio.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

IV         Legg Mason Partners Money Market Trust

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Please see the Funds’ prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Legg Mason Partners Money Market Trust         V

Fund at a Glance (unaudited)

Western Asset Money Market Fund

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Western Asset Government Money Market Fund

2         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Western Asset Money Market Fund:
Class A	2.43%	$1,000.00	$1,024.30	0.51%	$2.56

Class B(4)	1.28	1,000.00	1,012.80	0.86	2.47

Class C(4)	1.29	1,000.00	1,012.90	0.86	2.47

Class I	2.50	1,000.00	1,025.00	0.38	1.91

Western Asset Government Money Market Fund:
Class A	2.36	1,000.00	1,023.60	0.55	2.76

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period March 19, 2007 (inception date) to June 30, 2007.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Western Asset Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.27	0.51%	$2.56

Class B(3)	5.00	1,000.00	1,011.80	0.86	2.46

Class C(3)	5.00	1,000.00	1,011.80	0.86	2.46

Class I	5.00	1,000.00	1,022.91	0.38	1.91

Western Asset Government Money Market Fund:
Class A	5.00	1,000.00	1,022.07	0.55	2.76

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	For the period March 19, 2007 (inception date) to June 30, 2007.

4         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited)

WESTERN ASSET MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
Commercial Paper — 55.0%
$50,562,000	Abington Square Funding, 5.362% due 7/19/07 (a)	$50,427,000
40,000,000	Albis Capital Corp., 5.358% due 8/17/07 (a)	39,723,744
	Anglesea Funding:
45,000,000	5.300% due 7/2/07 (a)	44,993,629
50,000,000	5.331% due 7/5/07 (a)	49,970,778
198,300,000	5.332%-5.355% due 7/16/07 (a)	197,866,375
50,000,000	5.319% due 7/23/07 (a)	49,839,583
40,000,000	5.361% due 8/7/07 (a)	39,785,400
100,000,000	5.320% due 10/19/07 (a)	98,415,694
150,000,000	5.352% due 11/23/07 (a)	146,852,291
	Bank of America Corp.:
29,800,000	5.299% due 7/5/07 (a)	29,782,584
125,000,000	5.304% due 8/30/07 (a)	123,906,250
150,000,000	5.321% due 9/26/07 (a)	148,098,687
75,000,000	5.333% due 9/28/07 (a)	74,024,709
75,000,000	5.270% due 10/2/07 (a)	74,006,062
75,000,000	5.310% due 10/10/07 (a)	73,912,146
	Bavaria TRR Corp.:
50,000,000	5.312% due 7/2/07 (a)	49,992,653
100,465,000	5.324% due 7/5/07 (a)	100,405,837
242,576,000	5.353%-5.361% due 7/12/07 (a)	242,180,709
115,410,000	5.349% due 7/20/07 (a)	115,085,346
	Beethoven Funding Corp.:
40,371,000	5.330% due 7/12/07 (a)	40,306,115
50,000,000	5.326% due 7/16/07 (a)	49,889,583
126,597,000	5.367% due 9/21/07 (a)	125,068,693
50,000,000	Belmont Funding LLC, 5.332% due 7/19/07 (a)	49,867,250
	Berkeley Square Finance LLC:
97,554,000	5.483% due 7/2/07 (a)	97,539,150
226,506,000	5.326%-5.345% due 7/9/07 (a)	226,239,076
100,000,000	5.371% due 7/10/07 (a)	99,866,000
304,018,000	5.343%-5.344% due 7/11/07 (a)	303,568,729
50,000,000	5.319% due 7/16/07 (a)	49,890,521
30,000,000	5.324% due 7/18/07 (a)	29,925,058
185,745,000	Catapult PMX Funding, 5.502%-5.506% due 7/2/07 (a)	185,716,623
157,500,000	CBA Delaware Finance, 5.293% due 7/20/07 (a)	157,061,931
	Chesham Finance LLC:
53,450,000	5.345% due 7/5/07 (a)	53,419,058
50,000,000	5.305% due 7/18/07	49,999,199
25,000,000	5.280% due 7/26/07 (b)	24,999,487
100,000,000	5.321% due 8/1/07 (a)	99,547,917
91,000,000	5.239% due 8/27/07 (a)	90,273,820
80,000,000	5.324% due 11/5/07 (a)	78,536,678
141,750,000	5.305% due 1/8/08	141,720,760

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         5

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 55.0% (continued)
$5,000,000	Cobbler Funding LLC, 5.315% due 7/20/07 (a)	$4,986,225
66,000,000	Curzon Funding LLC, 5.304% due 7/24/07 (a)	65,779,257
	Danske Corp.:
41,600,000	5.292% due 7/10/07 (a)	41,545,192
73,201,000	5.301% due 10/12/07 (a)	72,115,492
32,000,000	5.325% due 10/19/07 (a)	31,488,133
45,863,000	5.321% due 11/9/07 (a)	45,008,521
100,000,000	5.251% due 1/18/08 (a)	97,180,417
50,000,000	Depfa Bank PLC, 5.277% due 8/24/07 (a)	49,614,125
161,850,000	Dexia Delaware LLC, 5.319% due 9/18/07 (a)	159,985,353
	East-Fleet Finance LLC:
48,000,000	5.316% due 7/2/07 (a)	47,992,947
62,754,000	5.326% due 7/9/07 (a)	62,680,787
100,000,000	5.362% due 7/11/07 (a)	99,851,389
214,425,000	5.319%-5.332% due 7/16/07 (a)	213,952,303
94,000,000	5.334%-5.342% due 7/18/07 (a)	93,764,087
100,448,000	5.344% due 7/19/07 (a)	100,180,809
	Ebbets PLC:
150,000,000	5.319% due 7/9/07 (a)	149,824,333
110,500,000	5.214%-5.291% due 8/28/07 (a)	109,584,551
100,000,000	5.292% due 9/6/07 (a)(c)	99,041,528
75,000,000	5.334% due 9/14/07 (a)(c)	74,198,437
23,500,000	5.340% due 9/18/07 (a)	23,231,065
	Ebury Finance Ltd.:
76,000,000	5.305% due 7/5/07 (a)(c)	75,956,933
100,000,000	5.336% due 7/9/07 (a)	99,883,111
150,000,000	5.343%-5.349% due 7/18/07 (a)	149,622,930
33,100,000	5.380% due 7/24/07 (a)(c)	32,989,189
90,980,000	5.336% due 7/30/07 (a)	90,593,765
64,500,000	5.371% due 8/1/07 (a)(c)	64,209,517
124,400,000	5.403% due 9/24/07 (a)	122,834,460
18,500,000	5.352% due 10/12/07 (a)	18,224,232
78,500,000	5.337% due 11/2/07 (a)	77,095,330
45,000,000	5.390% due 11/15/07 (a)(c)	44,113,268
1,005,000	Eramus Capital Corp., 5.323% due 7/31/07 (a)	1,000,628
	Fenway Funding LLC:
5,000,000	5.502% due 7/2/07 (a)	4,999,236
160,000,000	5.348% due 7/10/07 (a)	159,787,200
205,000,000	5.364% due 7/12/07 (a)	204,665,508
26,356,000	5.360% due 8/14/07 (a)(c)	26,187,849
50,000,000	5.375% due 9/7/07 (a)	49,502,278
	Foxboro Funding Ltd.:
56,906,000	5.502% due 7/2/07 (a)	56,897,306
150,000,000	5.347% due 7/9/07 (a)	149,822,667
100,000,000	5.348% due 7/10/07 (a)	99,867,000
50,000,000	5.379% due 7/13/07 (a)	49,910,667

See Notes to Financial Statements.

6         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 55.0% (continued)
	General Electric Capital Corp.:
$54,500,000	5.339% due 7/23/07 (a)	$ 54,326,811
76,350,000	5.333% due 11/9/07 (a)	74,924,736
110,000,000	5.367% due 3/14/08 (a)	105,947,966
	Georgetown Funding Co. LLC:
100,000,000	5.344% due 7/18/07 (a)	99,748,778
100,000,000	5.324% due 7/20/07 (a)	99,720,278
397,000,000	5.344% due 7/25/07 (a)	395,591,974
	Goldman Sachs Group Inc.:
200,000,000	5.440% due 9/20/07 (b)	200,000,000
11,000,000	5.223% due 11/21/07 (a)	10,780,217
	Halkin Finance LLC:
500,000	5.432% due 7/2/07 (a)	499,925
162,000,000	5.336%-5.337% due 8/8/07 (a)	161,099,685
35,369,000	Hanover Funding Co. LLC, 5.343% due 7/17/07 (a)	35,285,372
25,000,000	Harwood Street Funding I, 5.338% due 7/9/07 (a)	24,970,500
	HBOS Treasury Services NY:
145,000,000	5.310% due 9/4/07	145,015,096
90,000,000	5.320% due 11/20/07	90,000,000
70,500,000	5.300% due 1/16/08	70,500,000
	ING U.S. Funding LLC:
3,694,000	5.319% due 12/3/07 (a)	3,611,614
65,000,000	5.352% due 12/12/07 (a)	63,457,261
50,000,000	Kaiserplatz Delaware, 5.331% due 7/5/07 (a)	49,970,778
175,000,000	KKR Atlantic Funding Trust, 5.375% due 7/23/07 (a)	174,427,848
24,500,000	Merrill Lynch & Co., 5.305% due 7/18/07 (a)	24,440,880
	Mica Funding LLC:
47,556,000	5.502% due 7/2/07 (a)	47,548,735
100,000,000	5.331% due 7/9/07 (a)	99,882,000
150,000,000	5.384% due 7/12/07 (a)	149,754,333
139,440,000	5.341%-5.370% due 7/16/07 (a)	139,130,260
150,000,000	5.359% due 9/21/07 (a)	148,192,583
88,000,000	Mitten GMAC Mortgage Corp., 5.603% due 7/2/07 (b)	87,986,311
	Morgan Stanley Dean Witter Co.:
100,000,000	5.340% due 11/26/07	100,000,000
100,000,000	5.360% due 2/15/08	100,000,000
100,000,000	Morgan Stanley Master Note, 5.545% due 7/2/07	100,000,000
	Morrigan TRR Funding LLC:
150,000,000	5.378% due 7/20/07 (a)	149,575,667
75,000,000	5.322% due 7/27/07 (a)(c)	74,722,667
55,500,000	5.308% due 8/6/07 (a)(c)	55,216,395
50,000,000	5.310% due 8/8/07 (c)	49,999,489
125,000,000	5.270% due 8/28/07 (a)(c)	123,978,958
50,000,000	5.270% due 8/31/07 (a)(c)	49,570,458
45,000,000	5.389% due 11/5/07 (a)(c)	44,177,675
50,000,000	5.390% due 11/9/07 (a)(c)	49,057,164

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         7

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 55.0% (continued)
$60,000,000	5.300% due 1/25/08 (a)	$ 58,232,000
100,000,000	National Australia Funding, 5.299% due 7/13/07 (a)	99,824,000
35,000,000	Nestle Capital Corp., 5.287% due 8/13/07 (a)	34,786,583
	Nightingale Finance LLC:
75,000,000	5.332% due 7/16/07 (a)	74,834,062
70,000,000	Notes, 5.305% due 7/11/08 (b)(c)	69,989,545
50,000,000	Nyala Funding LLC, 5.326% due 11/15/07 (a)	49,013,410
	Ocala Funding LLC:
125,000,000	5.362% due 7/18/07 (a)	124,684,792
100,000,000	5.369% due 7/20/07 (a)	99,718,167
75,000,000	5.372% due 7/24/07 (a)	74,744,125
40,000,000	5.426% due 7/31/07 (a)	39,820,000
100,000,000	Orion Financial LLC, 5.303% due 8/15/07	99,996,021
	Ormond Quay Funding LLC:
100,000,000	5.334% due 7/20/07 (a)	99,719,750
100,000,000	5.280% due 10/5/07 (a)	99,992,129
100,000,000	5.280% due 10/26/07 (a)	99,990,531
85,000,000	Perry Global Funding Ltd., 5.358% due 12/21/07 (a)	82,869,817
	Picaros Funding PLC:
75,000,000	5.346% due 10/23/07 (a)	73,753,125
60,000,000	5.355% due 12/17/07 (a)	58,531,108
	Polonius Inc.:
54,600,000	5.332% due 7/16/07 (a)	54,479,198
56,535,000	5.321% due 7/23/07 (a)	56,353,617
97,350,000	5.342% due 7/25/07 (a)	97,004,732
126,325,000	San Paolo IMI U.S. Finance Co., 5.300% due 7/31/07 (a)	125,774,433
27,000,000	Santander Centro Hispano LLC, 5.319% due 7/10/07 (a)	26,965,035
	Societe Generale N.A.:
150,000,000	5.299% due 7/5/07 (a)	149,912,500
130,000,000	5.250% due 7/27/07 (a)	129,525,579
40,000,000	5.340% due 8/8/07 (a)	39,780,444
82,500,000	5.297% due 8/13/07 (a)	81,997,930
100,000,000	5.300% due 8/14/07	100,000,000
30,000,000	5.226% due 8/27/07 (a)	29,761,075
90,000,000	5.305% due 9/10/07 (a)	89,075,225
22,666,000	5.278% due 9/12/07 (a)	22,429,757
65,000,000	5.327% due 9/27/07 (a)	64,165,039
19,000,000	5.250% due 2/27/08	19,000,000
130,000,000	5.372% due 3/14/08 (a)	125,206,593
	Solitaire Funding LLC:
65,000,000	5.342% due 7/11/07 (a)	64,903,764
100,000,000	5.334% due 7/18/07 (a)	99,749,250
41,000,000	Stanfield Victoria Finance Ltd., 5.259% due 8/24/07 (a)(c)	40,688,749
18,000,000	Stratford Receivables Co. LLC, 5.331% due 7/10/07 (a)	17,976,105
114,200,000	Svenska Handlesbanken Inc., 5.301% due 7/12/07 (a)	114,017,502

See Notes to Financial Statements.

8         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 55.0% (continued)
	Tasman Funding Inc.:
$81,000,000	5.313% due 7/5/07 (a)	$80,952,390
22,293,000	5.334% due 7/12/07 (a)	22,256,830
280,786,000	5.320%-5.330% due 7/16/07 (a)	280,164,980
84,287,000	5.344% due 7/23/07 (a)	84,012,974
22,493,000	5.296% due 9/10/07 (a)	22,264,096
	Thames Asset Global Securitization Inc.:
80,562,000	5.361% due 7/11/07 (a)	80,442,276
168,196,000	5.324% due 7/20/07 (a)	167,725,518
50,000,000	5.325% due 7/23/07 (a)	49,838,056
	Ticonderoga Funding LLC:
60,000,000	5.353% due 7/12/07 (a)	59,902,100
115,582,000	5.337% due 7/25/07 (a)	115,172,840
	UBS Finance Delaware LLC:
100,000,000	5.301% due 7/5/07 (a)	99,941,889
145,000,000	5.298% due 7/9/07 (a)	144,830,833
200,000,000	5.299% due 7/23/07 (a)	199,358,333
100,000,000	5.301% due 8/14/07 (a)	99,360,778
150,000,000	5.301% due 8/16/07 (a)	148,997,583
73,750,000	5.310% due 10/10/07 (a)	72,680,277
	Victory Receivable Corp.:
70,570,000	5.307% due 7/2/07 (a)	70,559,640
100,000,000	5.321% due 7/3/07 (a)	99,970,583
97,126,000	5.334% due 7/12/07 (a)	96,968,413
199,992,000	3.240%-3.400% due 7/20/07 (a)	199,432,314
14,458,000	Westpac Banking Corp., 5.344% due 8/1/07 (a)	14,393,136
	Windsor Funding Trust:
106,193,000	5.358% due 7/19/07 (a)	105,909,730
100,000,000	5.375% due 7/26/07 (a)	99,628,473
135,000,000	Yorktown Capital LLC, 5.334% due 8/28/07 (a)	133,850,513

	Total Commercial Paper	15,813,865,811

Bank Notes — 0.9%
	Bank of America NA:
100,000,000	5.300% due 8/13/07	100,000,000
100,000,000	5.300% due 8/21/07	100,000,000
50,000,000	Bank of America NA Charlotte, NC, 5.325% due 10/9/07	50,000,000

	Total Bank Notes	250,000,000

Certificates of Deposit (Euro) — 0.5%
50,000,000	Barclays Bank PLC NY, 5.393% due 2/4/08	50,057,773
100,000,000	Calyon Corp. & Investment Bank, 5.350% due 8/9/07	100,000,000

	Total Certificates of Deposit (Euro)	150,057,773

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         9

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 23.8%
$130,000,000	Banco Bilbao, 5.300% due 8/22/07	$130,000,000
	Bank of Nova Scotia:
136,000,000	5.300% due 8/8/07	136,000,000
80,000,000	5.310% due 8/13/07	80,000,000
185,000,000	5.310% due 9/4/07	185,000,000
	Bank of Tokyo:
100,000,000	5.285% due 2/11/08	100,000,000
100,000,000	5.230% due 5/9/08	100,000,000
75,000,000	5.260% due 5/19/08	75,000,000
	Barclays Bank PLC NY:
84,000,000	5.285% due 2/11/08	84,000,000
100,000,000	5.300% due 7/5/07	100,000,000
40,000,000	5.310% due 7/26/07	40,000,000
95,000,000	5.320% due 8/27/07	95,000,000
50,000,000	5.320% due 9/6/07	50,000,000
100,000,000	5.320% due 9/26/07	100,000,000
100,000,000	5.320% due 9/27/07	100,000,000
97,000,000	5.350% due 9/28/07	97,000,000
75,000,000	5.300% due 10/26/07	75,000,000
50,000,000	5.360% due 12/19/07	50,000,000
101,500,000	5.370% due 1/29/08	101,500,000
	BNP Paribas NY Branch:
100,000,000	5.280% due 7/10/07	100,000,000
75,000,000	5.335% due 7/25/07	75,000,000
90,000,000	5.250% due 9/5/07	90,000,000
78,750,000	5.310% due 10/11/07	78,750,000
50,000,000	5.350% due 10/22/07	50,000,000
25,000,000	5.300% due 11/5/07	24,999,141
75,000,000	5.285% due 2/8/08	75,000,000
73,000,000	5.360% due 3/6/08	73,000,000
49,000,000	5.400% due 3/17/08	49,000,000
70,000,000	5.390% due 6/23/08	70,000,000
	Calyon NY:
50,000,000	5.325% due 7/30/07 (b)	50,000,192
25,000,000	5.260% due 3/3/08	24,988,271
	Canadian Imperial Bank:
119,000,000	5.250% due 7/6/07	119,000,000
37,000,000	5.290% due 7/9/07	37,000,000
72,500,000	5.290% due 7/13/07	72,500,000
125,000,000	5.230% due 8/29/07	125,000,000
	Credit Suisse New York:
75,000,000	5.338% due 8/13/07 (b)	75,000,000
25,000,000	5.390% due 1/30/08	25,000,000
75,000,000	5.350% due 2/11/08	75,000,000
100,000,000	5.293% due 2/20/08	99,998,397
50,000,000	5.345% due 2/27/08	50,000,000

See Notes to Financial Statements.

10         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 23.8% (continued)
$80,183,000	5.270% due 5/14/08	$80,183,000
77,000,000	5.400% due 6/5/08	77,000,000
	Depfa Bank PLC:
40,000,000	5.300% due 7/5/07	40,000,000
50,000,000	5.330% due 7/30/07	50,000,000
50,000,000	5.320% due 8/1/07	50,000,216
	Deutsche Bank AG NY:
115,000,000	5.310% due 10/10/07	115,000,000
67,000,000	5.280% due 1/30/08	67,000,000
85,000,000	5.325% due 2/19/08	85,000,000
	Deutsche Bank NY:
136,400,000	5.250% due 8/2/07	136,400,000
92,350,000	5.345% due 8/6/07	92,350,709
113,000,000	5.350% due 8/6/07	113,000,000
100,000,000	5.350% due 8/20/07	100,000,000
49,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	49,008,647
	Fortis Bank NY:
171,750,000	5.300% due 7/20/07	171,750,000
90,000,000	5.300% due 7/25/07	90,000,000
125,000,000	5.310% due 7/30/07	125,000,000
100,000,000	5.270% due 12/12/07	99,991,112
35,000,000	5.305% due 2/19/08	35,001,088
	HBOS Treasury Services NY:
100,000,000	5.340% due 7/25/07	100,000,000
69,000,000	5.355% due 10/22/07	69,001,041
29,250,000	5.320% due 2/25/08	29,250,000
	Lloyds TSB Bank PLC NY:
41,500,000	5.300% due 10/9/07	41,501,108
23,000,000	5.300% due 2/22/08	23,000,000
325,000,000	Rabobank Nederland NV NY, 5.250% due 9/6/07	324,975,439
	Royal Bank of Canada NY:
100,000,000	5.252% due 7/3/07	100,000,000
90,750,000	5.300% due 8/16/07	90,750,000
100,000,000	5.300% due 8/27/07	100,000,000
90,000,000	5.368% due 10/29/07	90,002,141
125,000,000	Royal Bank of Scotland NY, 5.310% due 9/6/07	125,000,000
	Svenska Handelsbanken NY:
29,128,000	5.295% due 7/16/07	29,128,061
200,000,000	5.300% due 7/27/07	200,000,000
165,000,000	5.300% due 8/22/07	165,000,000
72,000,000	5.365% due 10/26/07	71,996,220
	Toronto Dominion Bank NY:
190,000,000	5.320% due 9/24/07	190,000,000
100,000,000	5.310% due 11/2/07	100,000,000
100,000,000	5.355% due 12/21/07	100,000,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         11

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 23.8% (continued)
	Unicredito Italiano SpA NY:
$25,000,000	5.330% due 7/31/07	$25,000,000
135,000,000	5.290% due 8/16/07	135,000,000
24,500,000	5.395% due 10/29/07	24,514,230

	Total Certificates of Deposit (Yankee)	6,848,539,013

Corporate Bonds & Notes — 0.5%
80,000,000	Bank of America NA, 5.310% due 9/17/07	80,000,000
75,000,000	Merrill Lynch & Co. Inc., 5.370% due 2/11/08	75,000,000

	Total Corporate Bonds & Notes	155,000,000

Medium-Term Notes — 15.8%
	Axon Financial Funding LLC:
100,000,000	5.310% due 1/25/08 (b)(c)	100,000,000
50,000,000	5.332% due 5/15/08 (b)(c)	49,997,859
20,000,000	5.360% due 5/22/08 (c)	20,000,000
100,000,000	5.350% due 6/25/08 (b)(c)	99,990,164
50,000,000	5.420% due 7/3/08 (c)	50,000,000
100,000,000	Bear Stearns Cos. Inc., 5.330% due 1/9/08 (b)	100,000,000
	Carrera Capital Finance LLC:
80,000,000	5.300% due 10/11/07 (b)(c)	79,997,764
50,000,000	5.340% due 12/17/07 (b)(c)	49,997,790
	Cheyne Finance LLC:
100,000,000	5.320% due 7/25/07 (b)(c)	99,998,685
150,000,000	5.285% due 9/17/07 (b)(c)	149,992,126
50,000,000	5.320% due 10/9/07 (b)(c)	49,997,304
50,000,000	5.324% due 10/25/07 (b)(c)	49,997,458
	Notes:
100,000,000	5.323% due 7/16/07 (b)(c)	99,999,176
100,000,000	5.320% due 9/6/07 (b)(c)	99,996,378
175,000,000	Cullinan Finance Ltd., 5.320% due 11/15/07 (b)(c)	174,993,431
300,000,000	General Electric Capital Corp., 5.445% due 10/17/07 (b)	300,000,000
	K2 USA LLC:
125,000,000	5.320% due 10/18/07 (b)(c)	124,993,494
50,000,000	5.320% due 11/8/07 (b)(c)	49,997,368
	Notes:
80,000,000	5.325% due 8/28/07 (b)(c)	79,998,138
200,000,000	5.325% due 9/4/07 (b)(c)	199,996,467
150,000,000	5.325% due 9/4/07 (b)(c)	149,997,321
110,000,000	5.325% due 9/28/07 (b)(c)	109,997,310
	Kestrel Funding US LLC:
80,000,000	5.290% due 9/12/07 (b)(c)	79,996,735
100,000,000	5.328% due 11/7/07 (b)(c)	99,996,466
	Orion Finance USA LLC:
100,000,000	5.334% due 2/1/08 (b)(c)	99,992,932
50,000,000	5.295% due 2/15/08 (b)(c)	49,993,828

See Notes to Financial Statements.

12         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Medium-Term Notes — 15.8% (continued)
	Premier Asset Collateralized Entity LLC:
$50,000,000	5.345% due 7/25/07 (b)(c)	$50,000,000
75,000,000	5.340% due 11/26/07 (b)(c)	75,000,000
30,000,000	5.340% due 1/25/08 (b)(c)	29,998,290
50,000,000	5.335% due 3/17/08 (b)(c)	49,998,304
75,000,000	Royal Bank of Scotland Group PLC, 5.370% due 6/6/08 (b)(c)	75,018,140
	Sigma Finance Inc.:
175,000,000	5.320% due 11/16/07 (b)(c)	174,993,402
75,000,000	5.390% due 2/4/08 (c)	74,997,772
	Stanfield Victoria Finance:
100,000,000	5.320% due 7/6/07 (b)(c)	99,999,727
50,000,000	5.325% due 10/5/07 (b)(c)	49,998,033
100,000,000	5.320% due 11/1/07 (b)(c)	99,993,260
75,000,000	5.320% due 11/3/07 (b)(c)	74,994,863
100,000,000	5.320% due 11/13/07 (b)(c)	99,993,598
100,000,000	5.320% due 11/26/07 (b)(c)	99,994,019
30,000,000	5.320% due 6/25/08 (b)(c)	29,994,033
100,000,000	Tango Finance Corp., 5.315% due 11/28/07 (b)(c)	99,991,781
40,500,000	Toyota Motor Credit Corp., 5.320% due 6/2/08	40,500,000
	Whistlejacket Capital Ltd.:
50,000,000	5.320% due 10/19/07 (b)(c)	49,996,986
75,000,000	5.320% due 11/15/07 (b)(c)	74,994,592
	White Pine Finance LLC:
60,000,000	5.320% due 9/6/07 (b)(c)	59,998,348
60,000,000	5.320% due 9/12/07 (b)(c)	59,998,200
200,000,000	5.320% due 9/17/07 (b)(c)	199,993,624
70,000,000	5.320% due 9/21/07 (b)(c)	69,996,916
100,000,000	5.320% due 10/25/07 (b)(c)	99,993,644
50,000,000	5.325% due 3/19/08 (b)(c)	49,993,177
40,000,000	Notes, 5.320% due 9/27/07 (b)(c)	39,998,071

	Total Medium-Term Notes	4,550,346,974

Promissory Notes — 0.5%
	Goldman Sachs Group Inc.:
75,000,000	5.340% due 8/13/07	75,000,000
75,000,000	5.370% due 3/25/08	75,000,000

	Total Promissory Notes	150,000,000

U.S. Government Agencies — 1.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
50,000,000	5.170% due 3/26/08 (b)	49,983,492
	Discount Notes:
49,200,000	5.145% due 8/3/07 (a)	48,975,853
100,000,000	5.258% due 11/30/07 (a)	97,876,222
71,090,000	5.096%-5.101% due 12/11/07 (a)	69,528,137

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         13

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 1.3% (continued)
$18,657,000	Series RB, 5.085% due 8/21/07 (a)	$18,527,357
74,930,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.157% due 3/28/08 (a)	72,160,483

	Total U.S. Government Agencies	357,051,544

U.S. Government Obligations — 1.7%
	U.S. Treasury Notes:
100,000,000	4.625% due 2/29/08	99,750,206
375,000,000	4.875% due 4/30/08	374,576,564

	Total U.S. Government Obligations	474,326,770

	TOTAL INVESTMENTS — 100.0% (Cost — $28,749,187,885#)	28,749,187,885
	Other Assets in Excess of Liabilities — 0.0%	3,064,284

	TOTAL NET ASSETS — 100.0%	$28,752,252,169

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.8%
U.S. Government Agencies — 87.8%
	Federal Farm Credit Bank (FFCB), Bonds:
$55,000,000	5.190% due 7/2/07 (a)	$54,999,970
35,000,000	5.210% due 7/10/07 (a)	34,999,780
65,000,000	5.210% due 8/6/07 (a)	64,998,728
65,000,000	5.230% due 1/24/08 (a)	64,992,842
75,000,000	5.190% due 6/18/08 (a)	74,992,826
50,000,000	5.210% due 5/15/09 (a)	49,990,643
	Series 1:
60,000,000	5.180% due 8/1/07 (a)	59,999,012
25,000,000	5.230% due 12/27/07 (a)	24,997,618
70,000,000	5.230% due 3/13/08 (a)	69,990,482
	Federal Home Loan Bank (FHLB):
	Bonds:
35,000,000	5.230% due 2/14/08 (a)	34,995,770
100,000,000	5.200% due 3/20/08 (a)	99,975,295
100,000,000	Series 1, 5.189% due 4/22/08 (a)	99,969,909
85,000,000	Series 743, 5.195% due 10/24/08 (a)	84,962,418
	Discount Notes:
25,000,000	5.224% due 7/11/07 (b)	24,964,653
100,000,000	5.213% due 9/26/07 (b)	98,756,625
100,000,000	Series 9, 5.250% due 11/1/07	100,000,000
50,000,000	Series I, 5.210% due 7/6/07 (a)	49,999,733
40,000,000	Global Bonds, 4.625% due 7/18/07	39,988,406
	Federal Home Loan Mortgage Corp. (FHLMC):
50,000,000	5.170% due 3/26/08 (a)	49,983,491
50,000,000	5.200% due 9/30/08 (a)	49,971,909
	Discount Notes:
55,000,000	5.222% due 7/9/07 (b)	54,937,789
22,000,000	5.138% due 8/3/07 (b)	21,900,276
30,000,000	5.243% due 8/31/07 (b)	29,741,767
40,000,000	5.253% due 11/9/07 (b)	39,264,944
10,378,000	5.257% due 11/30/07 (b)	10,157,375
10,000,000	5.181% due 12/7/07 (b)	9,779,167
35,000,000	5.249% due 12/10/07 (b)	34,194,545
12,200,000	5.230% due 12/14/07 (b)	11,915,909
35,000,000	5.273% due 12/28/07 (b)	34,121,500
20,000,000	5.219% due 1/7/08 (b)	19,466,944
8,000,000	5.243% due 2/4/08 (b)	7,755,113
51,443,000	5.200%-5.238% due 3/3/08 (b)	49,684,099
	Series RB:
17,474,000	5.216% due 8/21/07 (b)	17,349,855
66,166,000	5.205%-5.244% due 9/18/07 (b)	65,439,488
40,000,000	5.259% due 9/20/07 (b)	39,541,450

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         15

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 87.8% (continued)
$50,000,000	5.199% due 12/6/07 (b)	$48,892,903
25,770,000	5.238% due 5/27/08 (b)	24,591,219
80,000,000	Medium-Term Note, 5.173% due 9/27/07 (a)	79,992,771
23,585,000	Notes, 4.250% due 6/23/08	23,349,288
	Federal National Mortgage Association (FNMA), Discount Notes:
50,000,000	5.239% due 8/22/07 (b)	49,631,305
25,000,000	5.276% due 8/31/07 (b)	24,786,288
50,000,000	5.216% due 9/26/07 (b)	49,377,709
40,000,000	5.251% due 9/28/07 (b)	39,496,656
35,574,000	5.247% due 10/26/07 (b)	34,991,298
50,000,000	5.196% due 10/31/07 (b)	49,141,137
35,000,000	5.247% due 11/28/07 (b)	34,252,604
25,000,000	5.232% due 12/21/07 (b)	24,389,094
22,349,000	5.271% due 12/28/07 (b)	21,787,761
27,500,000	5.209%-5.263% due 2/1/08 (b)	26,672,847
25,000,000	5.278%-5.323% due 5/30/08 (b)	23,834,711

	Total U.S. Government Agencies (Cost — $2,233,967,922)	2,233,967,922

Repurchase Agreements — 11.0%
150,000,000	Countrywide Alternative Loan Trust, repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity — $150,066,250; (Fully collateralized by U.S. government agency obligations, 0.000% to 5.700% due 7/11/07 to 12/1/36; Market value — $153,000,000)	150,000,000
129,324,000	Deutsche Banc Securities Inc., repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity — $129,381,118; (Fully collateralized by U.S. government agency obligations, 0.000% to 7.530% due 10/29/07 to 1/22/37; Market value — $131,913,911)	129,324,000

	Total Repurchase Agreements (Cost — $279,324,000)	279,324,000

	TOTAL INVESTMENTS — 98.8% (Cost — $2,513,291,922#)	2,513,291,922
	Other Assets in Excess of Liabilities — 1.2%	29,763,206

	TOTAL NET ASSETS — 100.0%	$2,543,055,128

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2007) (unaudited)

	Money Market Fund	Government Money Market Fund
ASSETS:
Investments, at amortized cost	$28,749,187,885	$2,233,967,922
Repurchase agreement, at value (Cost — $0 and $279,324,000, respectively)	—	279,324,000
Cash	471	234
Receivable for Fund shares sold	670,124,098	85,232,571
Interest receivable	136,786,793	8,459,086
Prepaid expenses	696,135	222,052
Other Assets	457,738	67,370

Total Assets	29,557,253,120	2,607,273,235

LIABILITIES:
Payable for Fund shares repurchased	790,207,270	62,599,997
Investment management fee payable	8,468,392	890,365
Distribution fees payable	2,340,645	207,184
Distributions payable	1,499,232	363,763
Trustees’ fees payable	564,399	37,111
Deferred compensation payable	637,693	94,820
Accrued expenses	1,283,320	24,867

Total Liabilities	805,000,951	64,218,107

Total Net Assets	$28,752,252,169	$2,543,055,128

NET ASSETS:
Par value (Note 5)	$287,525	$25,432
Paid-in capital in excess of par value	28,752,443,695	2,543,130,523
Undistributed/(overdistributed) net investment income	(7,352)	31,787
Accumulated net realized loss on investments	(471,699)	(132,614)

Total Net Assets	$28,752,252,169	$2,543,055,128

Shares Outstanding:
Class A	28,361,523,558	2,543,139,309

Class B	34,465,522	—

Class C	158,204,890	—

Class I	198,264,908	—

Net Asset Value:
Class A	$1.00	$1.00

Class B	$1.00	—

Class C	$1.00	—

Class I	$1.00	—

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         17

Statements of Operations (For the six months ended June 30, 2007) (unaudited)

	Money Market Fund	Government Money Market Fund
INVESTMENT INCOME:
Interest	$712,212,316	$67,541,684

EXPENSES:
Investment management fee (Note 2)	48,718,964	5,503,492
Distribution fees (Notes 2 and 3)	13,382,849	1,281,754
Transfer agent fees (Note 3)	3,979,313	79,549
Trustees’ fees	386,200	23,135
Registration fees	322,287	19,959
Insurance	245,608	29,018
Shareholder reports (Note 3)	173,828	33,654
Custody fees	65,580	7,308
Legal fees	52,538	64,390
Audit and tax	28,749	25,136
Miscellaneous expenses	54,696	16,770

Total Expenses	67,410,612	7,084,165

Net Investment Income	644,801,704	60,457,519

Net Gain From Investment Transactions	57,536	18,898

Increase in Net Assets From Operations	$644,859,240	$60,476,417

See Notes to Financial Statements.

18         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Western Asset Money Market Fund	2007	2006
OPERATIONS:
Net investment income	$644,801,704	$1,005,713,864
Net realized gain (loss)	57,536	(510,077)

Increase in Net Assets From Operations	644,859,240	1,005,203,787

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(644,801,704)	(1,005,713,864)

Decrease in Net Assets From Distributions to Shareholders	(644,801,704)	(1,005,713,864)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	64,792,168,293	131,032,540,415
Reinvestment of distributions	621,862,068	970,565,161
Cost of shares repurchased	(62,238,581,600)	(124,288,287,558)
Net assets of shares issued in connection with merger (Note 6)	194,863,994	—

Increase in Net Assets From Fund Share Transactions	3,370,312,755	7,714,818,018

Increase in Net Assets	3,370,370,291	7,714,307,941
NET ASSETS:
Beginning of period	25,381,881,878	17,667,573,937

End of period*	$28,752,252,169	$25,381,881,878

* Includes undistributed (overdistributed) net investment income of:	$(7,352)	$17,232

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         19

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Western Asset Government Money Market Fund	2007	2006
OPERATIONS:
Net investment income	$60,457,519	$108,311,513
Net realized gain (loss)	18,898	(151,512)

Increase in Net Assets From Operations	60,476,417	108,160,001

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(60,457,519)	(108,311,519)

Decrease in Net Assets From Distributions to Shareholders	(60,457,519)	(108,311,519)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,202,620,886	10,914,056,472
Reinvestment of distributions	57,183,727	101,698,743
Cost of shares repurchased	(4,483,111,696)	(10,311,688,580)

Increase (Decrease) in Net Assets From Fund Share Transactions	(223,307,083)	704,066,635

Increase (Decrease) in Net Assets	(223,288,185)	703,915,117
NET ASSETS:
Beginning of period	2,766,343,313	2,062,428,196

End of period*	$2,543,055,128	$2,766,343,313

* Includes undistributed net investment income of:	$31,787	$31,787

See Notes to Financial Statements.

20         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares

Western Asset Money Market Fund	2007(1)(2)		2006(1)†		2005(1)†	2004†		2003†	2002†
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.024		0.045		0.027	0.009		0.007	0.013
Net realized gain (loss)(3)	0.000		(0.000)		0.000	0.000		0.000	0.000

Total Income From Operations	0.024		0.045		0.027	0.009		0.007	0.013

Less Distributions From:
Net investment income	(0.024)		(0.045)		(0.027)	(0.009)		(0.007)	(0.013)
Net realized gains	—		—		—	(0.000	)(3)	—	—

Total Distributions	(0.024)		(0.045)		(0.027)	(0.009)		(0.007)	(0.013)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000

Total Return(4)	2.43%		4.62%		2.75%	0.90%		0.67%	1.28%

Net Assets, End of Period (billions)	$28		$25		$18	$17		$20	$23

Ratios to Average Net Assets:
Gross expenses	0.51	%(5)	0.52	%(6)	0.58%	0.59%		0.56%	0.62%
Net expenses(7)	0.51	(5)	0.51	(6)(8)	0.58	0.54	(8)	0.56	0.62
Net investment income	4.86	(5)	4.55		2.72	0.88		0.68	1.27

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively (Note 10).

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         21

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares

Western Asset Money Market Fund	2007(1)(2)
Net Asset Value, Beginning of Period	$1.000

Income From Operations:
Net investment income	0.013
Net realized gain(3)	0.000

Total Income From Operations	0.013

Less Distributions From:
Net investment income	(0.013)

Total Distributions	(0.013)

Net Asset Value, End of Period	$1.000

Total Return(4)	1.28%

Net Assets, End of Period (millions)	$35

Ratios to Average Net Assets:
Gross expenses	0.86	%(5)
Net expenses	0.86	(5)
Net investment income	4.49	(5)

(1)	For the period March 19, 2007 (commencement of operations) to June 30, 2007.

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

22         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares

Western Asset Money Market Fund	2007(1)(2)
Net Asset Value, Beginning of Period	$1.000

Income From Operations:
Net investment income	0.013
Net realized gain(3)	0.000

Total Income From Operations	0.013

Less Distributions From:
Net investment income	(0.013)

Total Distributions	(0.013)

Net Asset Value, End of Period	$1.000

Total Return(4)	1.29%

Net Assets, End of Period (millions)	$158

Ratios to Average Net Assets:
Gross expenses	0.86	%(5)
Net expenses	0.86	(5)
Net investment income	4.49	(5)

(1)	For the period March 19, 2007 (commencement of operations) to June 30, 2007.

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares

Western Asset Money Market Fund	2007(1)(2)		2006(1)†		2005(1)†	2004†		2003†	2002†
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.025		0.047		0.029	0.010		0.008	0.014
Net realized gain (loss)(3)	0.000		(0.000)		0.000	0.000		0.000	0.000

Total Income From Operations	0.025		0.047		0.029	0.010		0.008	0.014

Less Distributions From:
Net investment income	(0.025)		(0.047)		(0.029)	(0.010)		(0.008)	(0.014)
Net realized gains	—		—		—	(0.000	)(3)	—	—

Total Distributions	(0.025)		(0.047)		(0.029)	(0.010)		(0.008)	(0.014)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000

Total Return(4)	2.50%		4.75%		2.91%	1.00%		0.78%	1.45%

Net Assets, End of Period (millions)	$198		$163		$121	$86		$128	$63

Ratios to Average Net Assets:
Gross expenses	0.38	%(5)	0.39	%(6)	0.43%	0.49%		0.44%	0.45%
Net expenses(7)	0.38	(5)	0.38	(6)(8)	0.43	0.43	(8)	0.44	0.45
Net investment income	4.99	(5)	4.68		2.93	0.98		0.76	1.44

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.37%, respectively (Note 10).

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class I shares will not exceed 0.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

24         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares

Western Asset Government Money Market Fund	2007(1)(2)		2006(1)†		2005(1)†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.023		0.044		0.027		0.009		0.006		0.012
Net realized gain(3)	0.000		0.000		0.000		0.000		0.000		0.000

Total Income From Operations	0.023		0.044		0.027		0.009		0.006		0.012

Less Distributions From:
Net investment income	(0.023)		(0.044)		(0.027)		(0.009)		(0.006)		(0.012)
Net realized gains	—		—		(0.000	)(3)	(0.000	)(3)	(0.000	)(3)	—

Total Distributions	(0.023)		(0.044)		(0.027)		(0.009)		(0.006)		(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(4)	2.36%		4.45%		2.69%		0.85%		0.62%		1.22%

Net Assets, End of Period (billions)	$3		$3		$2		$2		$3		$3

Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.57	%(6)	0.59%		0.57%		0.56%		0.61%
Net expenses(7)	0.55	(5)	0.55	(6)(8)	0.59		0.54	(8)	0.56		0.61
Net investment income	4.72	(5)	4.37		2.63		0.82		0.63		1.21

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively (Note 10).

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to the close of business April 16, 2007, the Funds were separate investment series of the Smith Barney Money Funds, Inc., a Maryland corporation, registered under the 1940 Act as an open-end management investment company.

Money Market Fund offers four classes of shares, Class A, Class B, Class C and Class I. On February 5, 2007, former Class C shares converted into Class A shares. As of close of business March 16, 2007, the Money Market Fund acquired the Class B and C shares of the Legg Mason Partners Exchange Reserve Fund. As a result of the merger, new Class B and C shares were offered.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

26         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1.0 billion	0.450%
Next $1.0 billion	0.425
Next $3.0 billion	0.400
Next $5.0 billion	0.375
Over $10.0 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the period ended June 30, 2007, Class A and I of the Money Market Fund and Class A of the Government Money Market Fund had expense limitations in place of 0.70%.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Funds. LMIS is a wholly owned broker-dealer of Legg Mason.

For the six months ended June 30, 2007, contingent deferred sales charges (“CDSCs”) paid to LMIS and its affiliates were approximately:

Money Market Fund	Class A		Class B	Class C
CDSCs	$0	*	$13,000	$0	*

*	Amount represents less than $1,000.

The Funds had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested Trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statements of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2007, the Funds had accrued $637,693 and $94,820 for the Money Market Fund and the Government Money Market Fund, respectively, as deferred compensation payable.

Certain officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan, the Money Market Fund pays a distribution fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.10%, 0.50% and 0.50%, respectively, and the Government Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2007, class specific expenses were as follows:

Money Market Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A†	$13,137,753	$3,958,400	$171,100
Class B*	45,007	3,124	1,408
Class C*	200,089	17,767	880
Class I	—	22	440

Total	$13,382,849	$3,979,313	$173,828

†	As of February 5, 2007, former Class C shares converted into Class A shares.

*	For the period March 19, 2007 (commencement of operations) to June 30, 2007.

28         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Government Money Market Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$1,281,754	$79,549	$33,650
Class I‡	—	—	4

Total	$1,281,754	$79,549	$33,654

‡	On March 21, 2007, Class I shares were fully redeemed.

4.	Distributions to Shareholders by Class

Money Market Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class A†	$637,874,661	$999,092,225
Class B*	456,452	—
Class C*	2,011,551	—
Class I‡	4,459,040	6,621,639

Total	$644,801,704	$1,005,713,864

†	As of February 5, 2007, former Class C shares converted into Class A shares. Distributions from former Class C shares of $151 and $2,761 are included in Class A for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

*	For the period March 19, 2007 (commencement of operations) to June 30, 2007.

‡	As of November 20, 2006, Class Y shares were renamed Class I shares.

Government Money Market Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class A	$60,402,557	$107,989,733
Class C*	—	103
Class I†	54,962	321,683

Total	$60,457,519	$108,311,519

*	As of November 20, 2006, Class C shares converted into Class A shares.

†	As of November 20, 2006, Class Y shares were renamed Class I shares and on March 21, 2007 Class I shares were fully redeemed.

5.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest in the Fund and has the same rights, expect that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Company had a par value of $0.01 per share. The Trust has the ability to issue multiple classes of shares.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest of each class were as follows:

Money Market Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class A
Shares sold	64,710,570,049	130,965,686,998
Shares issued on reinvestment	618,612,368	970,505,430
Shares repurchased	(62,186,890,459)	(124,263,433,864)

Net Increase	3,142,291,958	7,672,758,564

Class B*
Shares sold	6,182,920	—
Shares issued on reinvestment	411,382	—
Shares repurchased	(10,249,829)	—
Shares issued with merger (Note 6)	38,121,049	—

Net Increase	34,465,522	—

Class C*
Shares sold	34,314,883	—
Shares issued on reinvestment	2,032,551	—
Shares repurchased	(34,886,416)
Shares issued with merger (Note 6)	156,743,872	—

Net Increase	158,204,890	—

Class I†
Shares sold	41,100,441	66,853,417
Shares issued on reinvestment	805,633	57,112
Shares repurchased	(6,522,631)	(24,730,844)

Net Increase	35,383,443	42,179,685

*	For the period March 19, 2007 (commencement of operations) to June 30, 2007.

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

Former Class C shares had shares issued on reinvestment in the amount of 134 and 2,619, and shares repurchased in the amount of 32,265 and 122,850 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively. On February 5, 2007, these former Class C shares were converted to Class A.

Government Money Market Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class A
Shares sold	4,202,620,886	10,913,073,768
Shares issued on reinvestment	57,142,752	101,376,993
Shares repurchased	(4,477,823,820)	(10,302,513,705)

Net Increase (Decrease)	(218,060,182)	711,937,056

Class C*
Shares issued on reinvestment	—	95
Shares repurchased	—	(3,255)

Net Decrease	—	(3,160)

30         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Government Money Market Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class I†
Shares sold	—	982,704
Shares issued on reinvestment	40,975	321,655
Shares repurchased	(5,287,876)	(9,171,620)

Net Decrease	(5,246,901)	(7,867,261)

*	As of November 20, 2006, Class C shares converted into Class A shares.

†	As of November 20, 2006, Class Y shares were renamed Class I shares and on March 21, 2007, Class I shares were fully redeemed.

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding share transactions.

6.	Transfer of Net Assets

As of the close of business March 16, 2007, the Western Asset Money Market Fund (the “Fund”) acquired the assets and certain liabilities of Legg Mason Partners Exchange Reserve Fund, pursuant to a plan of reorganization approved by Legg Mason Partners Exchange Reserve Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Exchange Reserve Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Legg Mason Partners Exchange Reserve Fund	Total Net Assets of the Fund
Legg Mason Partners Exchange Reserve Fund	194,864,921	$194,863,994	$26,355,878,141

The total net assets of Legg Mason Partners Exchange Reserve Fund before acquisition included accumulated net realized loss of $926 and overdistribution of net investment income of $24,584. Total net assets of the Fund immediately after the transfer were $26,550,742,135. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.	Regulatory Matters

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), the then investment adviser or manager to the Funds, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including these Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or reck-

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

lessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Funds’ manager does not believe that this matter will have a material adverse effect on the Affected Funds.

32         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

the Funds in which none of the plaintiffs had invested (including the Funds) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, LMPFA believes that this matter is not likely to have a material adverse effect on the Funds.

10.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Funds were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

34         Legg Mason Partners Money Market Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

12.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Funds’ investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Funds under its contract.

Legg Mason Partners Money Market Trust 2007 Semi-Annual Report         35

Western Asset Money Market Fund

Western Asset Government Money Market Fund

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners
Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENTS

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts 02171

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for general information of the shareholders of Legg Mason Partners Money Market Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member FINRA, SIPC

WASX010073 8/07	SR07-398

Western Asset Money Market Fund

Western Asset Government Money Market Fund

The Funds are separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

LEGG MASON PARTNERS MONEY MARKET TRUST

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form NQs. The Funds’ Forms N-Q are available on the SEC website at www.sec.gov. The Funds’ Form NQs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: August 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: August 28, 2007